Consolidated Statements of Shareholders’ Equity (USD $) In Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Deferred Compensation, Share-based Payments [Member]	Total
Balance at Dec. 31, 2009	$ 10,421	$ 5,968	$ (1,107)	$ (121)	$ 15,162
Net earnings			190		190
Stock dividend issued	523	(523)			0
Issuance / forfeiture of stock awards (net)	32	57		(89)	0
Stock options exercised	12	12			24
Amortization of unearned compensation				72	72
Balance at Dec. 31, 2010	10,988	5,515	(916)	(137)	15,449
Net earnings			28		28
Stock dividend issued	552	(552)			0
Issuance / forfeiture of stock awards (net)	50	86		(136)	0
Stock options exercised	4	2			6
Amortization of unearned compensation				78	78
Balance at Dec. 31, 2011	11,595	5,050	(889)	(195)	15,561
Net earnings			164		164
Issuance / forfeiture of stock awards (net)	61	74		(135)	0
Stock options exercised	11	7			18
Amortization of unearned compensation				83	83
Balance at Dec. 31, 2012	$ 11,667	$ 5,131	$ (725)	$ (247)	$ 15,826